Summary of Material Accounting Policies - Consolidated Entities (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
UMC GROUP (USA) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	IC Sales
Percentage of ownership	100.00%	100.00%
UNITED MICROELECTRONICS (EUROPE) B.V. (UME BV) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Marketing support activities
Percentage of ownership	100.00%	100.00%
UMC CAPITAL CORP. [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
GREEN EARTH LIMITED (GE) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
TLC CAPITAL CO., LTD. (TLC) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Venture capital
Percentage of ownership	100.00%	100.00%
UMC INVESTMENT (SAMOA) LIMITED [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
FORTUNE VENTURE CAPITAL CORP. (FORTUNE) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Consulting and planning for venture capital
Percentage of ownership	100.00%	100.00%
UMC KOREA CO., LTD. (UMC KOREA) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Marketing support activities
Percentage of ownership	100.00%	100.00%
OMNI GLOBAL LIMITED (OMNI) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
SINO PARAGON LIMITED [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
BEST ELITE INTERNATIONAL LIMITED (BE) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Sales and manufacturing of integrated circuits
Percentage of ownership	100.00%	100.00%
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) [member]
Disclosure of subsidiaries [line items]
Investor	UMC and FORTUNE
Business nature	Sales and manufacturing of integrated circuits
Percentage of ownership	79.54%	80.00%
SOARING CAPITAL CORP. [member]
Disclosure of subsidiaries [line items]
Investor	TLC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
UNITRUTH ADVISOR (SHANGHAI) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Investor	SOARING CAPITAL CORP.
Business nature	Investment holding and advisory
Percentage of ownership	100.00%	100.00%
UNITED MICROCHIP CORPORATION [member]
Disclosure of subsidiaries [line items]
Investor	GE
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
TERA ENERGY DEVELOPMENT CO., LTD. (TERA ENERGY) [member]
Disclosure of subsidiaries [line items]
Investor	FORTUNE
Business nature	Energy technical services
Percentage of ownership	94.93%	99.01%
EVERRICH ENERGY INVESTMENT (HK) LIMITED (EVERRICH-HK) [member]
Disclosure of subsidiaries [line items]
Investor	TERA ENERGY
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
EVERRICH (JINING) NEW ENERGY TECHNOLOGY CO., LTD. (formerly EVERRICH (SHANDONG) ENERGY CO., LTD.) [member]
Disclosure of subsidiaries [line items]
Investor	EVERRICH-HK
Business nature	Solar engineering integrated design services
Percentage of ownership	100.00%	100.00%
UNITED MICROTECHNOLOGY CORPORATION (CALIFORNIA) [member]
Disclosure of subsidiaries [line items]
Investor	OMNI
Business nature	Research and development
Percentage of ownership	100.00%	100.00%
ECP VITA PTE. LTD. [member]
Disclosure of subsidiaries [line items]
Investor	OMNI
Business nature	Insurance
Percentage of ownership	100.00%	100.00%
WAVETEK MICROELECTRONICS CORPORATION (USA) [member]
Disclosure of subsidiaries [line items]
Investor	WAVETEK
Business nature	Marketing service
Percentage of ownership	100.00%	100.00%
INFOSHINE TECHNOLOGY LIMITED (INFOSHINE) [member]
Disclosure of subsidiaries [line items]
Investor	BE
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
OAKWOOD ASSOCIATES LIMITED (OAKWOOD) [member]
Disclosure of subsidiaries [line items]
Investor	INFOSHINE
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN) [member]
Disclosure of subsidiaries [line items]
Investor	OAKWOOD
Business nature	Sales and manufacturing of integrated circuits
Percentage of ownership	99.9985%	99.9985%
UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of subsidiaries [line items]
Investor	HEJIAN
Business nature	Integrated circuits design services
Percentage of ownership	0.00%	100.00%
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of subsidiaries [line items]
Investor	UNITED MICROCHIP CORPORATION and HEJIAN
Business nature	Sales and manufacturing of integrated circuits
Percentage of ownership	100.00%	100.00%